CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Consolidated Statements Of Operations
Revenues
Operating Expenses
Research and development	859,915	(200,300)	2,271,074	628,856	574	2,933,199	1,797,045
General and administrative	1,383,771	756,297	2,515,954	1,050,518	183,044	3,783,941	946,613
Stock-based compensation - general and administrative	300,030	115,614	541,544	236,913	470,185	732,151	486,271
Total Operating Expenses	2,543,716	671,611	5,328,572	1,916,287	653,803	7,449,291	3,229,929
Operating Loss	(2,543,716)	(671,611)	(5,328,572)	(1,916,287)	(653,803)	(7,449,291)	(3,229,929)
Other Income (Expense), Net:
Interest income		3		18	555	806	3,066
Gain (loss) on revaluation of derivative warrant liability	(179,796)	(197,846)	442,390	(173,906)	8,588	(838,219)	332,095
Interest expense	(19,851)		(33,079)		(93,067)	(8,994)	(7,500)
Total Other Income (Expense), Net	(199,647)	(197,843)	409,311	(173,888)	(83,924)	(846,407)	327,661
Loss before Income Taxes	(2,743,363)	(869,454)	(4,919,261)	(2,090,175)	(737,727)	(8,295,698)	(2,902,268)
Income tax benefit
Net Loss	$ (2,743,363)	$ (869,454)	$ (4,919,261)	$ (2,090,175)	$ (737,727)	$ (8,295,698)	$ (2,902,268)
Net Loss Per Share - Basic and Diluted	$ (0.55)	$ (0.35)	$ (0.99)	$ (0.88)	$ (0.57)	$ (2.29)	$ (1.37)
Weighted Average Common Shares Outstanding Basic and diluted	4,993,454	2,482,895	4,947,945	2,388,098	1,288,147	3,623,208	2,122,363